Debt - Senior Notes - Additional Information (Details) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	Mar. 08, 2016	Aug. 13, 2015	Jul. 17, 2015	Jun. 27, 2015	Jan. 02, 2016	Jul. 02, 2016	Nov. 28, 2015	Aug. 22, 2015	Jul. 08, 2015	Apr. 25, 2015	Dec. 27, 2014
Issuers | 8 1/2% Senior Notes, due 2022
Debt
Debt instrument, face amount	$ 250,000
Senior notes, interest rate (as a percent)	8.50%
Percentage of par value of senior notes	100.00%
Proceeds net of related fees and expenses	$ 246,300
Issuers | 6 1/8% Senior Notes, due 2023 [Member]
Debt
Debt instrument, face amount					$ 650,000
Senior notes, interest rate (as a percent)					6.125%
Issuers | 6 1/8% Senior Notes, due 2023, issued at par
Debt
Debt instrument, face amount					$ 350,000
Issuers | 6 1/8% Senior Notes, due 2023, , issued at 99.375% of par
Debt
Debt instrument, face amount					$ 300,000
Percentage of par value of senior notes					99.375%
Summit Materials, LLC
Debt
Purchase price					$ 61,307
Write off of deferred financing fees				$ 5,109	12,179
Summit Materials, LLC | Davenport Acquisition [Member]
Debt
Purchase price		$ 450,000	$ 448,710
Summit Materials, LLC | 8 1/2% Senior Notes, due 2022
Debt
Senior notes, interest rate (as a percent)						8.50%
Summit Materials, LLC | 6 1/8% Senior Notes, due 2023 [Member]
Debt
Debt instrument, face amount					$ 650,000
Senior notes, interest rate (as a percent)					6.125%	6.125%
Summit Materials, LLC | 10 1/2% Senior Notes, due 2020 [Member]
Debt
Debt instrument, face amount											$ 625,000
Senior notes, interest rate (as a percent)											10.50%
Senior notes, aggregate principal amount redeemed							$ 153,800	$ 183,000	$ 336,800	$ 288,200
Charges on redemption					$ 56,500
Prepayment premium					66,600
Write off of deferred financing fees					11,900
Net benefit from the write-off the original issuance premium and discount					$ 22,000